Earnings/(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Earnings/(Loss) per Share

	For the year ended December 31,
	2022	2021	2020
Income/(Loss) attributable to common equity holders	24,280	14,950	(17,372)
Weighted average number of shares – basic and diluted	20,582,301	14,809,536	959,157
Net income/(loss) per common share – basic and diluted	1.18	1.01	(18.11)